UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _4/30

Date of reporting period: _10/31/2020

Item 1. Reports to Stockholders.

Semiannual Report and Shareholder Letter
Franklin Real Estate
Securities Fund
A Series of Franklin Real Estate Securities Trust
October 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report

Shareholder Letter
Dear Shareholder:
During the six months ended October 31, 2020, first- and
second-quarter 2020 data reported during the period
indicated that the U.S. economy contracted in response
to the novel coronavirus (COVID-19) pandemic. In the
third quarter, the economy recovered substantially based
on increased business and residential investment and
consumer spending. Before the reporting period, the
U.S. Federal Reserve (Fed), in its efforts to support U.S.
economic activity, lowered the federal funds rate twice in
March 2020 and implemented broad quantitative easing
measures to support credit markets. During the reporting
period, the Fed held its key rate unchanged at 0.25%, but
continued quantitative easing and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
U.S. equity prices rose considerably during the period,
helped by monetary and fiscal actions and optimism about
the economy, which propelled valuations to all-time highs
in September before stocks trended lower amid renewed
investor concerns. In this environment, U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index, posted a
strong positive total return for the six-month period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Real Estate Securities Fund’s
semiannual report includes more detail about prevailing
conditions and a discussion about investment decisions
during the period. All securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Real Estate Securities Trust
This letter reflects our analysis and opinions as of October
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin Real Estate Securities Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 15
Notes to Financial Statements 18
Shareholder Information 25
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin Real Estate Securities Fund
This semiannual report for Franklin Real Estate Securities
Fund covers the period ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return. Under normal
market conditions, the Fund invests at least 80% of its net
assets in equity securities of companies operating in the
real estate industry predominantly in the U.S., including real estate investment trusts (REITs) and companies that derive
at least half of their assets or revenues from the ownership, construction, management, operation, development or sale
of commercial or residential real estate.
1
Performance Overview
The Fund’s Class A shares posted a +3.15% cumulative total
return for the six months under review. In comparison, the
Fund’s benchmark, the MSCI U.S. IMI Real Estate 25/50
Index, which tracks the large, mid- and small-cap segments
of the U.S. REIT universe, posted a total return of +2.42%.
2
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index (S&P 500
®
), advanced significantly during the six
months ended October 31, 2020, as markets continued to
recover from the disruption caused by the novel coronavirus
(COVID-19) pandemic. The nascent equity market recovery
that began in late March gained momentum during the
period, supported by monetary and fiscal measures, which
drove stocks,
as measured by the S&P 500, to all-time price highs in early
September, before retreating in the period’s final months.
The U.S. Federal Reserve (Fed) continued its efforts to
support the U.S. economy by maintaining the federal
funds target rate at a range of 0.00%–0.25%, expanding
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with unlimited
amounts of bond purchasing. Furthermore, the Fed signaled
that interest rates would potentially remain low, even if
inflation persistently exceeded the Fed’s 2% target.
Pandemic-related restrictions implemented prior to the
period caused stiff economic headwinds. The longest U.S.
economic expansion in history ended in February 2020,
according to the National Bureau of Economic Research,
and the country slipped into a deep recession with second-
quarter 2020 gross domestic product (GDP) posting a record
annualized decline. Optimism about an economic rebound
amid the government’s fiscal and monetary stimulus, along
with rising retail sales and resilient consumer spending,
drove a sharp equity rally throughout much of the summer.
Improving economic activity led third-quarter GDP to
Portfolio Composition
10/31/20
% of Total
Net Assets
Specialized REITs 38.2%
Residential REITs 15.7%
Industrial REITs 14.4%
Retail REITs 8.6%
Office REITs 8.5%
Health Care REITs 6.8%
Hotel & Resort REITs 3.0%
Diversified REITs 2.5%
Real Estate Services 1.1%
Other 0.5%
Short-Term Investments & Other Net Assets 0.7%
1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
13
.

Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
expand at a record annualized pace, while declining jobless
claims drove the unemployment rate from a pandemic
high of 14.7% in April to 6.9% in October.
3
Optimism about
treatments and potential vaccines for COVID-19 also
supported stock prices.
However, stocks declined in the period’s last two months
amid investor concerns that the economic recovery was
stalling, as new job growth slowed and unemployment
claims remained high. Concerns that possible new
restrictions due to rising COVID-19 cases could disrupt the
economic recovery, the government’s lack of consensus
about additional stimulus and uncertainties surrounding
the upcoming presidential election also tempered investor
enthusiasm.
Investment Strategy
We are research-driven, fundamental investors. Our
investment strategy is centered on the belief that
unsynchronized economic activity within real estate sectors
provides consistent, attractive return opportunities in real estate markets. When selecting investments for the Fund’s
portfolio, we use a bottom-up security selection process that incorporates macro-level views in the evaluation process.
In our portfolio construction process, we analyze individual stock and real estate market fundamentals and provide
regional, property type and company-size perspectives in
identifying local cyclical and thematic trends that highlight investment opportunities.
Manager’s Discussion
During the six months under review, stock selection in the
residential sector contributed to relative performance, led
by American Homes 4 Rent. The company owns, operates
and develops single-family rental housing across the U.S.,
maintaining a portfolio of more than 50,000 homes, mostly
in the southeast and southwest regions of the country.
American Homes 4 Rent has continued to benefit from
demographic shifts driving increased demand for single
family rentals versus a backdrop of sustained under-
production of detached houses dating back to the global
financial crisis more than a decade ago. Under COVID-19,
such demand trends have only been amplified, namely
migration from urban and apartment living. The result has
been the company experiencing record strength in operating
metrics with occupancy approaching historic highs and
strong new lease spreads during the third quarter of 2020.
Stock selection in the office space sector also enhanced
relative results, as did an overweighting in the industrial
property sector. Notable contributors from industrial property included Rexford Industrial Properties, an industrial landlord focused exclusively on premier, in-fill properties in Southern
California. Industrial has been one of the only real estate
subsectors to benefit from the COVID-19 pandemic, as initial lockdowns forced nearly all shopping online, generating a
new wave of demand for industrial space as online retailers
like Amazon.com (not a Fund holding) raced to lease
additional needed space for their business. As a result,
leasing volumes have been strong, occupancy has been
resilient and asking rents have continued to trend upward.
The Southern California submarket in which Rexford
operates especially benefits from these fundamentals, given
land-supply constraints and a very dense population. As
such, Rexford has increased its occupancy throughout the
pandemic to near record levels, is back to collecting nearly all rents, and is achieving impressive double-digit cash
spreads on leases.
Relative contributions in the data centers sector were led
by Equinix. The company owns, develops and manages
more than 200 data centers in approximately 50 markets
worldwide, providing interconnection, colocation, and
managed information technology (IT) services to enterprises, internet service companies and cloud providers. The
company has continued to benefit from the immense
Top 10 Holdings
10/31/20
Company
Sub-Industry
% of Total
Net Assets
a a
Equinix , Inc. 8.6%
Specialized REITs
Prologis, Inc. 8.4%
Industrial REITs
American Tower Corp. 7.4%
Specialized REITs
Crown Castle International Corp. 6.1%
Specialized REITs
SBA Communications Corp. 5.7%
Specialized REITs
Alexandria Real Estate Equities, Inc. 4.3%
Office REITs
Extra Space Storage, Inc. 4.1%
Specialized REITs
Healthpeak Properties, Inc. 3.4%
Health Care REITs
Equity LifeStyle Properties, Inc. 3.3%
Residential REITs
American Homes 4 Rent 3.3%
Residential REITs
3. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
tailwinds with respect to the growth in cloud computing,
enterprise outsourcing and digital content, which continue to drive significant demand growth for Equinix’s services and
facilities. Equinix shares rose considerably over the period due to financial results outperforming expectations. Adjusted-
funds-from-operations per-share growth guidance for 2020
was significantly increased, fueled by top-line acceleration across both interconnection and colocation.
In contrast, an underweighting and stock selection in the real estate services sector detracted from relative performance,
with a large portion of the negative effects coming from
underweighted allocations or lack of positions in stocks that performed especially well during the volatile period. In early
2020 we established a relative underweighting to CBRE,
the largest commercial real estate services company in the
world, due to concerns over the impact of COVID-19 and
economic slowdown on transaction volumes and leasing
activity. Shares of the company, which specializes in
property sales, leasing, and management for a wide range
of asset types and values, ended up rising during the period and outperformed the broader market despite the pandemic-
related national lockdown, which brought transaction activity essentially to a halt.
An underweighting in the healthcare property sector also
hampered relative results, as did stock selection in the
triple-net leasing and shopping centers sectors. Relative
performance in the shopping centers sector was led lower
by our investment in Regency Centers. Regency is an owner
of mostly grocery anchored shopping centers located in
affluent and densely populated trade areas across the U.S.
While weak fundamental trends have persisted for retail
landlords for some time amid the increasing percentage of
online consumer spending, the company had fared relatively
well, owing to the internet-resistant nature and superior
quality of its assets relative to peers. However, the advent of
COVID-19 impacted even Regency, as the ability to collect
rent was meaningly affected due to the extended closure of
a substantial number of stores. As a consequence, financial
results for 2020 have been significantly impaired and future tenant fallout remains an ongoing concern.
Elsewhere, other relative detractors included Kilroy Realty.
Kilroy is a West Coast-focused office developer and
landlord, leasing high-end office space to primarily market
leading, well-capitalized technology tenants. Weak U.S.
office fundamentals have weighed on the business, with
the pandemic and resulting work-from-home trends causing
companies to reevaluate their long-term needs for office
space. Leasing volumes have been subdued as companies
find themselves in a “wait-and-see” mode for more clarity
post-pandemic. Kilroy operates in submarkets that have
been hit especially hard, generating a majority of its net-
operating-income from San Francisco where office vacancy
has reached double-digits and asking rents have slipped.
However, seeing that many IT businesses have actually
performed quite well through this period, we believe Kilroy is poised to emerge with a healthy tenant roster and attractive real estate on the other side of the pandemic, which would
bode favorably for rents and occupancy.
Thank you for your continued participation in Franklin Real
Estate Securities Fund. We look forward to serving your
future investment needs.
J. Blair Schmicker, CFA
Co-Lead Portfolio Manager
Daniel Scher
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2020
Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +3.15% -2.54%
1-Year -13.07% -17.85%
5-Year +16.03% +1.86%
10-Year +104.76% +6.82%
Advisor
6-Month +3.27% +3.27%
1-Year -12.86% -12.86%
5-Year +17.52% +3.28%
10-Year +110.05% +7.70%
See page 7 for Performance Summary footnotes.

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s concentration in real estate securities involves special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/20–10/31/20)
Share Class
Net Investment
Income
A $0.1263
C $0.0335
R6 $0.1780
Advisor $0.1563
Total Annual Operating Expenses
4
Share Class
A 1.00%
Advisor 0.75%

Your Fund’s Expenses
Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,031.53 $5.06 $1,020.22 $5.03 0.99%
C $1,000 $1,027.36 $8.89 $1,016.43 $8.84 1.74%
R6 $1,000 $1,033.87 $3.16 $1,022.10 $3.14 0.62%
Advisor $1,000 $1,032.74 $3.79 $1,021.48 $3.77 0.74%

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.11 $21.69 $19.64 $22.40 $22.65 $21.49
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.33 0.39 0.37 0.24 0.48
c
Net realized and unrealized gains (losses) 0.38 (1.41) 2.69 (0.79) 0.40 1.05
Total from investment operations ........ 0.55 (1.08) 3.08 (0.42) 0.64 1.53
Less distributions from:
Net investment income .............. (0.13) (0.28) (0.37) (0.38) (0.45) (0.37)
Net realized gains ................. — (3.22) (0.66) (1.96) (0.44) —
Total distributions ................... (0.13) (3.50) (1.03) (2.34) (0.89) (0.37)
Net asset value, end of period .......... $17.53 $17.11 $21.69 $19.64 $22.40 $22.65
Total return
d
....................... 3.15% (6.96)% 16.32% (2.66)% 2.92% 7.17%
Ratios to average net assets
e
Expenses
f
......................... 0.99%
g
1.00%
g
1.01%
g
1.11%
g
1.00%
g
1.00%
Net investment income ............... 1.84% 1.53% 1.89% 1.72% 1.04% 2.21%
c
Supplemental data
Net assets, end of period (000’s) ........ $270,402 $281,341 $338,260 $327,085 $333,601 $364,981
Portfolio turnover rate ................ 8.45% 53.37% 21.85% 19.84% 39.66% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.12 $20.66 $18.77 $21.56 $21.86 $20.75
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.16 0.25 0.20 0.07 0.30
c
Net realized and unrealized gains (losses) 0.35 (1.31) 2.54 (0.77) 0.38 1.02
Total from investment operations ........ 0.44 (1.15) 2.79 (0.57) 0.45 1.32
Less distributions from:
Net investment income .............. (0.03) (0.17) (0.24) (0.26) (0.31) (0.21)
Net realized gains ................. — (3.22) (0.66) (1.96) (0.44) —
Total distributions ................... (0.03) (3.39) (0.90) (2.22) (0.75) (0.21)
Net asset value, end of period .......... $16.53 $16.12 $20.66 $18.77 $21.56 $21.86
Total return
d
....................... 2.74% (7.62)% 15.49% (3.43)% 2.14% 6.40%
Ratios to average net assets
e
Expenses
f
......................... 1.74%
g
1.75%
g
1.76%
g
1.86%
g
1.75%
g
1.75%
Net investment income ............... 1.09% 0.78% 1.14% 0.97% 0.29% 1.46%
c
Supplemental data
Net assets, end of period (000’s) ........ $23,389 $28,634 $39,619 $61,867 $72,637 $82,147
Portfolio turnover rate ................ 8.45% 53.37% 21.85% 19.84% 39.66% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.96%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.39 $21.97 $19.87 $22.61 $22.83 $21.67
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.41 0.49 0.43 0.35 0.58
c
Net realized and unrealized gains (losses) 0.39 (1.43) 2.72 (0.75) 0.41 1.05
Total from investment operations ........ 0.60 (1.02) 3.21 (0.32) 0.76 1.63
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.45) (0.46) (0.54) (0.47)
Net realized gains ................. — (3.22) (0.66) (1.96) (0.44) —
Total distributions ................... (0.18) (3.56) (1.11) (2.42) (0.98) (0.47)
Net asset value, end of period .......... $17.81 $17.39 $21.97 $19.87 $22.61 $22.83
Total return
d
....................... 3.39% (6.61)% 16.86% (2.19)% 3.42% 7.66%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.81% 0.80% 0.76% 0.55% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.62%
f
0.60%
f
0.58%
f
0.60%
f
0.55%
f,g
0.54%
g
Net investment income ............... 2.30% 1.93% 2.32% 2.23% 1.49% 2.67%
c
Supplemental data
Net assets, end of period (000’s) ........ $12,402 $3,589 $3,699 $3,794 $2,422 $104,392
Portfolio turnover rate ................ 8.45% 53.37% 21.85% 19.84% 39.66% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.17%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2020
(unaudited)
Year Ended April 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.35 $21.93 $19.85 $22.59 $22.83 $21.67
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.38 0.45 0.44 0.30 0.54
c
Net realized and unrealized gains (losses) 0.39 (1.42) 2.71 (0.81) 0.41 1.04
Total from investment operations ........ 0.58 (1.04) 3.16 (0.37) 0.71 1.58
Less distributions from:
Net investment income .............. (0.16) (0.32) (0.42) (0.41) (0.51) (0.42)
Net realized gains ................. — (3.22) (0.66) (1.96) (0.44) —
Total distributions ................... (0.16) (3.54) (1.08) (2.37) (0.95) (0.42)
Net asset value, end of period .......... $17.77 $17.35 $21.93 $19.85 $22.59 $22.83
Total return
d
....................... 3.27% (6.71)% 16.62% (2.42)% 3.18% 7.44%
Ratios to average net assets
e
Expenses
f
......................... 0.74%
g
0.75%
g
0.76%
g
0.86%
g
0.75%
g
0.75%
Net investment income ............... 2.08% 1.78% 2.14% 1.97% 1.29% 2.46%
c
Supplemental data
Net assets, end of period (000’s) ........ $53,624 $65,889 $75,240 $71,000 $50,521 $22,346
Portfolio turnover rate ................ 8.45% 53.37% 21.85% 19.84% 39.66% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.96%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Statement of Investments (unaudited), October 31, 2020
Franklin Real Estate Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks 99.3%
Diversified REITs 2.5%
Broadstone Net Lease, Inc., A ............................ United States 157,500 $ 2,598,750
VEREIT, Inc. ......................................... United States 1,053,898 6,534,168
9,132,918
Health Care REITs 6.8%
Healthcare Realty Trust, Inc. ............................. United States 181,000 5,031,800
Healthpeak Properties, Inc. .............................. United States 448,855 12,105,619
Welltower , Inc. ....................................... United States 136,832 7,357,457
24,494,876
Hotel & Resort REITs 3.0%
Host Hotels & Resorts, Inc. .............................. United States 260,644 2,731,549
MGM Growth Properties LLC, A ........................... United States 212,420 5,618,509
Summit Hotel Properties, Inc. ............................ United States 459,013 2,423,589
10,773,647
Hotels, Resorts & Cruise Lines 0.5%
Extended Stay America, Inc. ............................. United States 160,223 1,818,531
Industrial REITs 14.4%
Americold Realty Trust ................................. United States 174,448 6,320,251
Prologis, Inc. ......................................... United States 304,179 30,174,557
Rexford Industrial Realty, Inc. ............................ United States 208,231 9,674,412
Terreno Realty Corp. ................................... United States 102,858 5,788,848
51,958,068
Office REITs 8.5%
Alexandria Real Estate Equities, Inc. ....................... United States 101,027 15,307,611
Boston Properties, Inc. ................................. United States 55,207 3,997,539
Cousins Properties, Inc. ................................ United States 250,111 6,372,828
Kilroy Realty Corp. .................................... United States 106,622 5,019,764
30,697,742
Real Estate Services 1.1%
a
CBRE Group, Inc., A ................................... United States 75,736 3,817,094
a
Residential REITs 15.7%
American Campus Communities, Inc. ...................... United States 111,511 4,177,202
American Homes 4 Rent, A .............................. United States 419,052 11,846,600
AvalonBay Communities, Inc. ............................ United States 75,885 10,557,880
Camden Property Trust ................................. United States 103,783 9,572,944
Equity LifeStyle Properties, Inc. ........................... United States 202,533 11,987,928
UDR, Inc. ........................................... United States 263,293 8,225,274
56,367,828
Retail REITs 8.6%
Realty Income Corp. ................................... United States 200,429 11,596,822
Regency Centers Corp. ................................. United States 158,082 5,626,138
Retail Properties of America, Inc., A ........................ United States 348,409 1,825,663
Simon Property Group, Inc. .............................. United States 73,355 4,607,428
Spirit Realty Capital, Inc. ................................ United States 193,699 5,820,655
Weingarten Realty Investors ............................. United States 81,657 1,295,080
30,771,786
Specialized REITs 38.2%
American Tower Corp. .................................. United States 115,138 26,441,442
Crown Castle International Corp. .......................... United States 141,499 22,102,144
Equinix , Inc. ......................................... United States 42,368 30,981,176

Franklin Real Estate Securities Trust
Statement of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 24 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Specialized REITs (continued)
Extra Space Storage, Inc. ............................... United States 128,361 $ 14,883,458
Life Storage, Inc. ...................................... United States 35,567 4,059,973
QTS Realty Trust, Inc., A ................................ United States 112,236 6,903,636
SBA Communications Corp. ............................. United States 71,137 20,656,051
Weyerhaeuser Co. .................................... United States 420,388 11,472,388
137,500,268
Total Common Stocks (Cost $279,387,796) .....................................
357,332,758
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 1,043,865 1,043,865
Total Money Market Funds (Cost $1,043,865) ...................................
1,043,865
Total Short Term Investments (Cost $1,043,865 ) .................................
1,043,865
a
Total Investments (Cost $280,431,661) 99.6% ...................................
$358,376,623
Other Assets, less Liabilities 0.4% .............................................
1,440,432
Net Assets 100.0% ...........................................................
$359,817,055
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $279,387,796
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,043,865
Value - Unaffiliated issuers .................................................................. $357,332,758
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,043,865
Receivables:
Investment securities sold ................................................................... 2,094,989
Capital shares sold ........................................................................ 151,699
Dividends ............................................................................... 155,447
European Union tax reclaims ................................................................ 44,379
Other assets .............................................................................. 166
Total assets .......................................................................... 360,823,303
Liabilities:
Payables:
Capital shares redeemed ................................................................... 692,684
Management fees ......................................................................... 168,203
Distribution fees .......................................................................... 82,098
Transfer agent fees ........................................................................ 58,426
Trustees' fees and expenses ................................................................. 1,557
Accrued expenses and other liabilities ........................................................... 3,280
Total liabilities ......................................................................... 1,006,248
Net assets, at value ................................................................. $359,817,055
Net assets consist of:
Paid-in capital ............................................................................. $267,898,080
Total distributable earnings (losses) ............................................................. 91,918,975
Net assets, at value ................................................................. $359,817,055
Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $270,402,259
Shares outstanding ........................................................................ 15,424,285
Net asset value per share
a
.................................................................. $17.53
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $18.55
Class C:
Net assets, at value ....................................................................... $23,388,574
Shares outstanding ........................................................................ 1,415,007
Net asset value and maximum offering price per share
a
............................................. $16.53
Class R6:
Net assets, at value ....................................................................... $12,401,737
Shares outstanding ........................................................................ 696,521
Net asset value and maximum offering price per share ............................................. $17.81
Advisor Class:
Net assets, at value ....................................................................... $53,624,485
Shares outstanding ........................................................................ 3,017,646
Net asset value and maximum offering price per share ............................................. $17.77
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the six months ended October 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $5,549,299
Expenses:
Management fees (Note 3 a ) ................................................................... 1,007,547
Distribution fees: (Note 3c )
Class A ................................................................................ 361,828
Class C ................................................................................ 136,888
Transfer agent fees: (Note 3e )
Class A ................................................................................ 218,949
Class C ................................................................................ 20,681
Class R6 ............................................................................... 6,307
Advisor Class ............................................................................ 47,937
Custodian fees (Note 4 ) ...................................................................... 1,878
Reports to shareholders ...................................................................... 36,785
Registration and filing fees .................................................................... 43,939
Professional fees ........................................................................... 40,785
Trustees' fees and expenses .................................................................. 13,677
Other .................................................................................... 8,883
Total expenses ......................................................................... 1,946,084
Expense reductions (Note 4 ) ............................................................... (6)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (6,719)
Net expenses ......................................................................... 1,939,359
Net investment income ................................................................ 3,609,940
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 4,162,948
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 5,777,782
Translation of other assets and liabilities denominated in foreign currencies .............................. 4,362
Net change in unrealized appreciation (depreciation) ............................................ 5,782,144
Net realized and unrealized gain (loss) ............................................................ 9,945,092
Net increase (decrease) in net assets resulting from operations .......................................... $13,555,032

Franklin Real Estate Securities Trust
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Real Estate Securities Fund
Six Months Ended
October 31, 2020
(unaudited)
Year Ended
April 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,609,940 $6,987,939
Net realized gain (loss) ................................................. 4,162,948 88,113,924
Net change in unrealized appreciation (depreciation) ........................... 5,782,144 (124,359,796)
Net increase (decrease) in net assets resulting from operations ................ 13,555,032 (29,257,933)
Distributions to shareholders:
Class A ............................................................. (2,013,143) (53,087,663)
Class C ............................................................. (50,191) (5,689,513)
Class R6 ............................................................ (114,817) (613,270)
Advisor Class ........................................................ (532,865) (12,742,475)
Total distributions to shareholders .......................................... (2,711,016) (72,132,921)
Capital share transactions: (Note 2 )
Class A ............................................................. (18,083,443) 17,883,273
Class C ............................................................. (6,128,673) (2,965,210)
Class R6 ............................................................ 8,445,959 833,944
Advisor Class ........................................................ (14,713,463) 8,273,000
Total capital share transactions ............................................ (30,479,620) 24,025,007
Net increase (decrease) in net assets ................................... (19,635,604) (77,365,847)
Net assets:
Beginning of period ..................................................... 379,452,659 456,818,506
End of period .......................................................... $359,817,055 $379,452,659

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)
Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin Real Estate Securities Fund (Fund) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers four classes of shares: Class  A, Class  C,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter securities are valued within the range of
the most recent quoted bid and ask prices. Securities that
trade in multiple markets or on multiple exchanges are
valued according to the broadest and most representative
market. Certain equity securities are valued based upon
fundamental characteristics or relationships to similar
securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities, the
Fund records ROC estimates, if any, on the ex-dividend date
and are adjusted once actual tax designations are known.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business,
the Fund, enters into contracts with service providers
that contain general indemnification clauses. The Fund's
maximum exposure under these arrangements is unknown
as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
b. Income and Deferred Taxes
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
2. Shares of Beneficial Interest
At October 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
October 31, 2020
Year Ended
April 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 948,338 $17,275,466 1,734,243 $36,930,245
Shares issued in reinvestment of distributions .......... 104,454 1,939,666 2,619,911 51,380,135
Shares redeemed ............................... (2,070,234) (37,298,575) (3,505,277) (70,427,107)
Net increase (decrease) .......................... (1,017,442) $(18,083,443) 848,877 $17,883,273
Class C Shares:
Shares sold ................................... 67,763 $1,161,498 284,507 $5,733,640
Shares issued in reinvestment of distributions .......... 2,775 49,408 301,810 5,576,622
Shares redeemed
a
.............................. (432,353) (7,339,579) (726,988) (14,275,472)
Net increase (decrease) .......................... (361,815) $(6,128,673) (140,671) $(2,965,210)
Class R6 Shares:
Shares sold ................................... 573,128 $9,973,597 89,781 $1,958,989
Shares issued in reinvestment of distributions .......... 2,630 49,517 30,792 613,270
Shares redeemed ............................... (85,585) (1,577,155) (82,617) (1,738,315)
Net increase (decrease) .......................... 490,173 $8,445,959 37,956 $833,944
Advisor Class Shares:
Shares sold ................................... 456,914 $8,343,665 873,661 $18,960,081
Shares issued in reinvestment of distributions .......... 18,244 341,925 423,994 8,426,467
Shares redeemed ............................... (1,255,208) (23,399,053) (930,221) (19,113,548)
Net increase (decrease) .......................... (780,050) $(14,713,463) 367,434 $8,273,000
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2020, the annualized gross effective investment management fee rate was 0.514% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT
Institutional based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,951
CDSC retained .............................................................................. $4,233
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2020, the Fund paid transfer agent fees of $293,874, of which $155,796 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2021.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,139,130 $46,337,371 $(48,432,636) $ — $ — $ 1,043,865 1,043,865 $ —
Total Affiliated Securities .... $3,139,130 $46,337,371 $(48,432,636) $— $— $1,043,865 $—
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
5. Income Taxes
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2020, aggregated
$32,401,098 and $61,682,729, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2020, the Fund did not use the Global Credit Facility.
Cost of investments .......................................................................... $280,431,661
Unrealized appreciation ........................................................................ $96,087,602
Unrealized depreciation ........................................................................ (18,142,640)
Net unrealized appreciation (depreciation) .......................................................... $77,944,962

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At October 31, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund
(Fund)
At a meeting held on July 15, 2020 (Meeting), the Board of
Trustees (Board) of Franklin Real Estate Securities Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
a new investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the
Fund (Management Agreement) for an initial two-year period,
subject to prior approval of the shareholders of the Fund.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the Management Agreement.
The Board reviewed and considered information provided
by the Manager at the Meeting and throughout the year at
meetings of the Board and its committees. The Board also
considered a form of the Management Agreement, which
has terms that are substantially the same as the terms of the existing management agreement, except:  (i) the investment
manager is the Manager, rather than Franklin Templeton
Institutional, LLC (FT Institutional); (ii) certain changes
have been made to accommodate a manager-of-managers
structure; and (iii) certain changes have been made to reflect the latest forms of investment management agreements
used across the Franklin Templeton (FT) complex. The
Board further considered the code of ethics applied to the
employees of the Manager and compliance policies and
procedures of the Manager, which are identical to those of
FT Institutional. The Board discussed with management
the reasons for the request that the Board approve the
Management Agreement, including the improvement in the
Fund’s performance since its portfolio managers joined the
Manager’s Franklin Equity Group. The Board reviewed and
considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services to be provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services to be provided to the Fund; and
(iv) the extent to which economies of scale are expected
to be realized. The Board noted Management’s proposal
to request shareholder approval to allow the Fund to use a
manager-of-manager structure as many other funds in the
FT fund complex have in place. In determining that the terms of the Management Agreement are fair and reasonable, the
Board noted the level of services to be provided under the
Management Agreement and that there was no proposed
change to the level of investment management fees to
be paid by the Fund. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services, including administrative services, to be provided
by the Manager and its affiliates to the Fund and its
shareholders. In particular, the Board discussed the fact
that the Fund’s current portfolio managers would continue
to serve the Fund and that there was no expected change
in the nature, extent or quality of the services to be provided to the Fund. The Board noted the Manager’s experience
as manager of other funds and accounts, including those
within the FT organization; the personnel, operations,
financial condition and investment management capabilities,
methodologies and resources of the Manager and the
Manager’s capabilities, as demonstrated by, among other
things, their policies and procedures reasonably designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FT organization.
Following consideration of such information, the Board was
satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted its review and consideration of the
performance results of the Fund in connection with the April
2020 annual contract renewal process. The Board further
noted that since the Fund’s portfolio managers became part
of the Manager’s Franklin Equity Group in September 2019,
the Fund’s performance has improved and that the Fund’s
current portfolio managers would continue to serve the Fund.
With that, the Board was confident in the abilities of such
portfolio managers to continue the investment approach of
the Fund and to provide quality services to the Fund and its shareholders.

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment management fee to be charged by the
Manager. The Board noted that the management fee to
be paid by the Fund under the Management Agreement is
identical to the management fee the Fund currently pays
FT Institutional. The Board concluded that the proposed
investment management fee is reasonable.
Management Profitability and Economies of Scale
The Board determined that its conclusions regarding
profitability and economies of scale reached in connection
with the renewal in April 2020 of the existing investment
management agreement with FT Institutional that would
continue in effect until the date the Management Agreement
becomes effective had not changed as a result of the
proposed retention of the Manager.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the Management Agreement for an initial two-year period,
subject to prior approval of the shareholders of the Fund.
Liquidity Risk Management Program –
Funds no HLIM
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the Securities and Exchange Commission (“SEC”) (on a
non-public basis) and to the Board if the Fund’s holdings of
Illiquid assets exceed 15% of the Fund’s net assets. Funds
with HLIMs must have procedures for addressing HLIM
shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive
calendar days, reporting to the SEC (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive the Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

192 S 12/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Real Estate Securities Fund
Investment Manager Distributor Shareholder Services
Franklin Templeton
Institutional, LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By  _S\MATTHEW T. HINKLE_______________________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date  December 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  _S\MATTHEW T. HINKLE________________________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date  December 28, 2020

By  _S\GASTON GARDEY________________________
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date  December 28, 2020